Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	$ 352	$ 541	$ 459
Items that may be subsequently reclassified to profit or loss:
Gains on valuation of available-for-sale financial assets, net of related tax charge of $nil (2017: $3m, 2016: $nil)	0	41	5
Fair value gains reclassified to profit on disposal of available-for-sale financial assets	0	(73)	(7)
Gains on cash flow hedges, including related tax credit of $1m (2017: $nil, 2016: $nil)	5
Costs of hedging	(1)
Hedging gains reclassified to financial expenses	(8)
Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $2m (2017: net of related tax credit of $1m, 2016: net of related tax charge of $3m)	43	(88)	190
Total items that may be subsequently reclassified to profit or loss	39	(120)	188
Items that will not be reclassified to profit or loss:
Losses on equity instruments classified as fair value through other comprehensive income, including related tax charge of $2m (2017: $nil, 2016: $nil)	(14)
Re-measurementgains/(losses) on defined benefit plans, net of related tax charge of $4m (2017: $nil, 2016: credit of $4m)	8	(4)
Deferred tax charge on defined benefit plans arising from significant US tax reform	0	(11)
Total items that will not be reclassified to profit or loss	(6)	(15)
Total other comprehensive (loss)/income for the year	33	(135)	188
Total comprehensive income for the year	385	406	647
Attributable to:
Equity holders of the parent	383	404	644
Non-controlling interest	2	2	3
Total comprehensive income for the year	$ 385	$ 406	$ 647